Taxation	12 Months Ended
Dec. 31, 2025
Taxation
Taxation

23.  Taxation

(a) Income taxes

Cayman Islands

The Company was incorporated in the Cayman Islands and conducts most of its business through its subsidiaries located in Chinese Mainland, Hong Kong, United States, United Kingdom, Germany, Norway and Netherlands. Under the current laws of the Cayman Islands, the Company is not subject to tax on either income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

PRC

Effective January 1, 2008, the Enterprise Income Tax Law (the “EIT Law”) in China unifies the enterprise income tax rate for the entities incorporated in China at 25%, unless they are eligible for preferential tax treatment, which will be granted to companies conducting businesses in certain encouraged sectors. Certain PRC subsidiaries, including NIO R&D, Anhui NIO AD, NIO Software Technology (Shanghai) Co., Ltd., NIO Mobile Technology Co., Ltd., etc. are qualified “High and New Technology Enterprises” (“HNTEs”) and entitled a preferential tax rate of 15%, which will expire from 2025 to 2027. The qualification as HNTE is subject to self-evaluation, and the relevant documents should be retained for future examination purpose. Upon the expiration of qualification, re-accreditation of certification from the relevant authorities is necessary for the entities to continue enjoying the preferential tax treatment. The remaining Chinese companies are subject to enterprise income tax (“EIT”) at a uniform rate of 25%.

Under the EIT Law enacted by the National People’s Congress of PRC on March 16, 2007 and its implementation rules which became effective on January 1, 2008, dividends generated after January 1, 2008 and payable by a foreign investment enterprise in the PRC to its foreign investors who are non-resident enterprises are subject to a 10% withholding tax, unless any such foreign investor’s jurisdiction of incorporation has a tax treaty with the PRC that provides for a different withholding arrangement. Under the taxation arrangement between the PRC and Hong Kong, a qualified Hong Kong tax resident which is the “beneficial owner” and directly holds 25% or more of the equity interest in a PRC resident enterprise is entitled to a reduced withholding tax rate of 5%. The Cayman Islands, where the Company was incorporated, does not have a tax treaty with PRC.

The EIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementing Rules of the EIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, properties, etc., of a non-PRC company is located.” Based on a review of surrounding facts and circumstances, the Group does not believe that it is likely that its operations outside of the PRC will be considered a resident enterprise for PRC tax purposes. However, due to limited guidance and implementation history of the EIT Law, there is uncertainty as to the application of the EIT Law. Should the Company be treated as a resident enterprise for PRC tax purposes, the Company will be subject to PRC income tax on worldwide income at a uniform tax rate of 25%.

According to relevant laws and regulations promulgated by the State Administration of Tax of the PRC effective from 2023 onwards, enterprises engaging in research and development activities are entitled to claim 200% of their qualified research and development expenses so incurred as tax deductible expenses when determining their assessable profits for the year (‘Super Deduction’). The additional deduction of 100% of qualified research and development expenses can only be claimed directly in the annual EIT filing and subject to the approval from the relevant tax authorities.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the subsidiaries of the Group incorporated in Hong Kong are subject to 8.25% profit tax on the first HKD2,000 taxable income and 16.5% profit tax on the remaining taxable income generated from operations in Hong Kong. Additionally, payments of dividends by the subsidiaries incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax.

Other Countries

The statutory income tax rates of other countries where the Company’s subsidiaries having significant operations for the years ended December 31, 2023, 2024 and 2025 are as follows:

	For the Year Ended December 31,
	2023	2024	2025
United States	29.84%	29.84%	29.84%
United Kingdom	19.00%	19.00%	19.00%
Germany	32.98%	32.98%	32.98%
Norway	22.00%	22.00%	22.00%
Netherlands	25.80%	25.80%	25.80%

Composition of loss before income tax for the periods presented by jurisdictions are as follows:

	For the Year Ended December 31,
	2023	2024	2025
Chinese Mainland	(19,992,673)	(21,248,033)	(13,888,080)
Other jurisdictions	(466,245)	(1,176,491)	(932,639)
Total	(20,458,918)	(22,424,524)	(14,820,719)

For the year ended December 31, 2025, income tax expenses amounted to RMB108,185, RMB12,547 and RMB1,150 in Chinese Mainland, Germany and other jurisdictions, respectively.

Composition of income tax expense for the periods presented are as follows:

	For the Year Ended December 31,
	2023	2024	2025
Current income tax expense	59,943	62,065	136,658
Deferred income tax expense/(benefit)	200,892	(84,880)	(14,776)
Total	260,835	(22,815)	121,882

Reconciliations of the income tax expense computed by applying the PRC statutory income tax rate of 25% to the Group’s income tax expense of the years ended December 31, 2023 and 2024 are as follows:

	For the Year Ended December 31,
	2023	2024
Loss before income tax expense	(20,458,918)	(22,424,524)
Income tax benefit computed at PRC statutory income tax rate of 25%	(5,114,730)	(5,606,131)
Non-deductible expenses	58,852	25,426
Foreign tax rates differential	481,318	621,111
Tax incentives relating to R&D expenditures	(1,432,723)	(1,745,145)
Tax exempted interest income	(25,017)	(40,535)
US tax credits	(36,746)	(22,657)
Prior year True-ups	242,392	321,080
Others	316	17
Change in valuation allowance	6,087,173	6,424,019
Income tax expense/(benefit)	260,835	(22,815)

In accordance with the updated requirements of ASU 2023 - 09, reconciliation between the statutory tax rate and the Group’s effective tax rate for the year ended December 31, 2025 is as follows:

	For the Year Ended December 31
	2025
	Amount	Percent
Loss before income taxes	(14,820,719)
Income tax expense computed at PRC statutory income tax rate of 25%	(3,705,180)	25.0%
Foreign tax effects	277,119	(1.9)%
Nontaxable or nondeductible items	34,886	(0.2)%
Other adjustments
Tax incentives relating to R&D expenditures	(1,222,788)	8.3%
Others	577,190	(3.9)%
Changes in valuation allowance	4,160,655	(28.1)%
Income tax expense	121,882	(0.8)%

The PRC statutory income tax rate was used because the majority of the Group’s operations are based in PRC.

For the year ended December 31, 2025, the Group paid RMB114,615, RMB12,579 and RMB16,905 income taxes in Chinese Mainland, Germany and other jurisdictions, respectively.

(b) Deferred tax

The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will be more-likely-than-not realized. This assessment primarily considers the nature, frequency and extent of the losses incurred and other historical objective evidences, as well as the considerations of forecasts of future profitability. These assumptions require significant judgment on the forecasts of future taxable income. The PRC statutory income tax rate of 25% or applicable preferential income tax rates were applied when calculating deferred tax assets.

The Group’s deferred tax assets and liabilities consist of the following components:

	As of December 31,
	2023	2024	2025
Deferred tax assets
Net operating loss carry-forwards	14,850,298	21,278,950	23,868,202
Deferred revenue	1,241,114	1,487,912	1,503,346
Accrued and prepaid expenses	1,635,032	1,246,887	1,272,471
Tax credit carry-forwards	347,340	384,960	370,409
Property, plant and equipment, net	158,609	203,847	301,270
Write-downs of inventory	47,733	28,007	166,004
Share-based compensation	19,846	76,708	81,589
Unrealized financing expense	64,870	23,148	22,334
Allowance against receivables	28,435	27,495	15,822
Unrealized foreign exchange loss	2,364	2,362	2,540
Equity securities without readily determinable fair value	953	953	953
Equity method investments	75	329	841
Equity securities with readily determinable fair value	717	942	752
Advertising expenses in excess of deduction limit	33	123	42
Deferred rent	80,240	112,041	—
Intangible assets	59,375	27,478	—
Others	3,464	2,900	6,813
Less: Valuation allowance	(18,538,828)	(24,902,819)	(27,491,352)
Subtotal	1,670	2,223	122,036

Deferred tax liabilities
Deferred rent	—	—	(108,445)
Available for sale debt securities	—	—	(89,662)
Equity method investments	(7,283)	(12,367)	(25,575)
Intangible assets	—	—	(11,045)
Equity securities using fair value option	(206,734)	(117,323)	—
Subtotal	(214,017)	(129,690)	(234,727)
Total deferred tax liabilities, net	(212,347)	(127,467)	(112,691)

Full valuation allowances have been provided where, based on all available evidence, management determined that deferred tax assets are not more likely than not to be realizable in future tax years. Movement of valuation allowance is as follow:

	As of December 31,
	2023	2024	2025
Valuation allowance
Balance at beginning of the year	12,727,355	18,538,828	24,902,819
Additions	5,811,473	6,363,991	4,481,920
Reduction due to expiration of tax attributes	—	—	(1,893,387)
Balance at end of the year	18,538,828	24,902,819	27,491,352

The Group has tax losses arising in Chinese Mainland of RMB100,284,709 that will expire in one to ten years for deduction against future taxable profit.

Loss expiring in 2026	2,292,328
Loss expiring in 2027	4,543,012
Loss expiring in 2028	10,301,237
Loss expiring in 2029	20,515,450
Loss expiring in 2030	15,939,298
Loss expiring in 2031	4,777,158
Loss expiring in 2032	10,711,512
Loss expiring in 2033	16,571,345
Loss expiring in 2034	10,313,022
Loss expiring in 2035	4,320,347
Total	100,284,709

The Group has tax losses arising in Hong Kong of RMB3,255,133 for which could be carried forward indefinitely against future taxable income. The Group has tax losses arising in United States of RMB4,290, RMB588,890 and RMB2,460,962 that will expire in 2036, 2037 and indefinite years respectively for deduction against future taxable income. The Group has tax losses arising in Europe of RMB4,375,998 for which could be carried forward indefinitely against future taxable income. As of December 31, 2024 and 2025, the Group provided full valuation allowances for the above net operating loss carry-forwards.

Uncertain Tax Position

The Group did not identify any significant unrecognized tax benefits for each of the periods presented. The Group did not incur any interest related to unrecognized tax benefits and did not recognize any penalties as income tax expense.

Tax years subject to examination by major jurisdictions

In general, the PRC tax authorities have up to five years to review a company’s tax filings. Accordingly, tax filings of the Company’s PRC subsidiaries and VIEs for tax years 2021 through 2025 remain subject to the review by the relevant PRC tax authorities.